Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and contingencies	Commitments and contingencies
Commitments
The Company had the following purchase commitments as of December 31, 2022, of which $2.8 million related to capital expenditures:

	2023	2024	2025	2026	Thereafter	Total
Purchase and capital commitments (1)	$329,204	$117,943	$—	$—	$—	$447,147
(1)Includes amounts contracted for molybdenum concentrate purchases at the Langeloth Facility of $417.2 million.
Contingencies
Mount Milligan Mine Royalty

The Company received a notice of civil claim in the first quarter of 2020 from H.R.S. Resources Corp. (“H.R.S.”), the holder of a 2% production royalty at Mount Milligan. H.R.S. claims that since November 2016 (when the royalty became payable) the Company has incorrectly calculated amounts payable under the production royalty agreement and has therefore underpaid amounts owing to H.R.S. The Company disputes the claim and believes it has correctly calculated the royalty payments in accordance with the agreement. The Company believes that the potential exposure in relation to this claim over what the Company has accrued, is not material.